Restatement of Previously Issued Financial Statements (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Condensed Financial Information Disclosure [Abstract]
Fair value of public warrants	$ 13.8
Fair value of private warrants	9.5
Incurred related to costs directly	$ 0.6